Investor A, B, C, Institutional and Class R | BlackRock Large Cap Value Fund
Fund Overview Key Facts About BlackRock Large Cap Value Fund
Investment Objective
The investment objective of BlackRock Large Cap Value Fund (“Value Fund” or the “Fund”), a series of BlackRock Large Cap Series Funds, Inc., is to seek long-term capital growth. In other words, the Fund tries to choose investments that will increase in value.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Value Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”) and its affiliates. More information about these and other discounts is available from your financial professional or your selected securities dealer, investment adviser, service provider or industry professional (including BlackRock, The PNC Financial Services Group, Inc. and their respective affiliates) (each a “Financial Intermediary”) and in the “Details About the Share Classes” section on page 34 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-58 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Investor A, B, C, Institutional and Class R BlackRock Large Cap Value Fund	Investor A Shares		Investor B Shares		Investor C Shares		Institutional Shares	Class R Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%		none		none		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	4.50%	[2]	1.00%	[3]	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section "Details About the Share Classes — Investor B Shares" in the Fund's prospectus for the complete schedule of CDSCs.)
[3]	There is no CDSC on Investor C Shares after one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Investor A, B, C, Institutional and Class R BlackRock Large Cap Value Fund		Investor A Shares	Investor B Shares	Investor C Shares	Institutional Shares	Class R Shares
Management Fee	[1]	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	[1]	0.25%	1.00%	1.00%	none	0.50%
Other Expenses	[1]	0.51%	0.70%	0.57%	0.50%	0.54%
Administration Fees	[1]	0.25%	0.25%	0.25%	0.25%	0.25%
Miscellaneous Other Expenses	[1]	0.26%	0.45%	0.32%	0.25%	0.29%
Total Annual Fund Operating Expenses	[1]	1.26%	2.20%	2.07%	1.00%	1.54%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Value Fund and Value Fund's share of the allocated expenses of Master Large Cap Value Portfolio ("Master Value Portfolio" or the "Portfolio"), a series of Master Large Cap Series LLC. Management Fees are paid by Master Value Portfolio.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Investor A, B, C, Institutional and Class R BlackRock Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor A Shares	647	904	1,180	1,968
Investor B Shares	673	1,038	1,380	2,296
Investor C Shares	310	649	1,114	2,400
Institutional Shares	102	318	552	1,225
Class R Shares	157	486	839	1,834

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Investor A, B, C, Institutional and Class R BlackRock Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor B Shares	223	688	1,180	2,296
Investor C Shares	210	649	1,114	2,400

Portfolio Turnover:
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies of the Fund
Value Fund seeks to achieve its objective by investing at least 80% of its assets in equity securities, primarily common stock, of large cap companies located in the United States that BlackRock selects from among those that are, at the time of purchase, included in the Fund’s benchmark, the Russell 1000 Value® Index. Equity securities consist primarily of common stock, preferred stock, securities convertible into common stock and securities or other instruments whose price is linked to the value of common stock. Large cap companies are companies that at the time of purchase have a market capitalization equal to or greater than the top 80% of the companies that comprise the Russell 1000® Index. As of June 28, 2013, the most recent rebalance date, the lowest market capitalization in this group was $3.8 billion. The market capitalizations of companies in the index change with market conditions and the composition of the index.

The Fund is a “feeder” fund that invests all of its assets in Master Value Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Portfolio. For simplicity, the prospectus uses the terms “Value Fund” or “Fund” (as applicable) to include the Portfolio.
Principal Risks of Investing in the Fund
Risk is inherent in all investing. The value of your investment in Value Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks of investing in the Fund.
  Equity Securities Risk — Stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.
  Investment Style Risk — Under certain market conditions, value investments have performed better during periods of economic recovery. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.
  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Performance Information
The information shows you how Value Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 1000® Value Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at (800) 882-0052.
Investor A Shares ANNUAL TOTAL RETURNS Value Fund As of 12/31
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.24% (quarter ended September 30, 2009) and the lowest return for a quarter was –22.22% (quarter ended September 30, 2011).
As of 12/31/13 Average Annual Total Returns
Average Annual Total Returns Investor A, B, C, Institutional and Class R BlackRock Large Cap Value Fund	1 Year	5 Years		10 Years
Investor A	25.76%	11.58%	[1]	6.38%	[1]
Investor A Return After Taxes on Distributions	25.76%	11.24%	[1]	5.82%	[1]
Investor A Return After Taxes on Distributions and Sale of Shares	14.58%	9.08%	[1]	5.07%	[1]
Investor B	27.04%	11.52%	[1]	6.26%	[1]
Investor C	30.69%	11.84%	[1]	6.09%	[1]
Institutional	33.12%	13.07%	[1]	7.23%	[1]
Class R	32.33%	12.43%	[1]	6.63%	[1]
Russell 1000® Value Index (Reflects no deduction for fees, expenses or taxes)	32.53%	16.67%	[1]	7.58%	[1]
[1]	A portion of the Fund's total return was attributable to proceeds received in the fiscal period ended September 30, 2009 in a settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.